Summary of Significant Accounting Policies - Derivative instruments and Inventories (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Summary of Significant Accounting Policies
Fair value gain of derivative instruments	¥ 0	¥ 61,241
Impairment loss of inventory write-downs to net realizable value on purchase commitments	¥ 802,799	¥ 51,256